TYPE>			13F-HR
<PERIOD>		03/31/07
<FILER>
CIK			0001034646
CCC			nyjrdm@8
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE			212-317-0200
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED March 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)[ ] is a restatement.
				        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	126 East 56 Street
		Suite 1510
		New York, NY 10022

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  Chief Compliance Officer
Phone:  212-317-0200
Signature, Place, and Date of Signing:
Nancy J. O. Luburich, New York, NY, May 11, 2007


Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:


Form 13 F Information Table Value Total: $ 172,274,401



				Form 13 F information Table
				      Title of			Value	Shares/	Sh/	Put/	Invstmt	Other	Voting Authoi Authority
Name of Issuer				Class	CUSIP	      (x$1000)	PRN AMT	PRN	Call	Dscretn	Mngrs	Sole	Shared	None

Accenture, Ltd.				COM	G1150G111	 2223	57675	SH		SOLE		57675	0	0
Aircastle Limited			COM	G0129K104	  870	24600	SH		SOLE		24600	0	0
AllianceBernstein Holding L.P.		COM	01881G106	 3173	35850	SH		SOLE		35850	0	0
Aluminum Corporation of China 	     SPON ADR	022276109	  619	23800	SH		SOLE		23800	0	0
American Express Corp			COM	025816109	 2164	38360	SH		SOLE		38360	0	0
American Science & Engineering		COM	029429107	  363	 6900	SH		SOLE		 6900	0	0
Amgen Inc.				COM	031162100	 1149	20570	SH		SOLE		20570	0	0
Apple Computer, Inc.			COM	037833100	 2337	25150	SH		SOLE		25150	0	0
Armor Holdings, Inc.			COM	042260109	 1035	15375	SH		SOLE		15375	0	0
AT&T Inc.				COM	00206R102	 3201	81185	SH		SOLE		81185	0	0
Automatic Data Processing, Inc		COM	053015103	 2111	43615	SH		SOLE		43615	0	0
B&G Foods, Inc.				COM	05508R205	  741	31700	SH		SOLE		31700	0	0
BankAmerica Corp.			COM	060505104	  999	19575	SH		SOLE		19575	0	0
Barclays PLC ADR			ADR	06738E204	 1019	17900	SH		SOLE		17900	0	0
Barr Laboratories, Inc.			COM	068306109	 1922	41462	SH		SOLE		41462	0	0
Boston Properties, Inc.			COM	101121101	  531	 4525	SH		SOLE		 4525	0	0
Boston Scientific			COM	101137107	  482	33165	SH		SOLE		33165	0	0
Bristol-Myers Squibb Co.		COM	110122108	  996	35880	SH		SOLE		35880	0	0
C.R. Bard, Inc.				COM	067383109	 1268	15950	SH		SOLE		15950	0	0
Cadbury Schweppes PLC			ADR	127209302	 2520	49050	SH		SOLE		49050	0	0
Canetic Resources Trust			COM	137513107	  518	40000	SH		SOLE		40000	0	0
Celanese Corp. Conv. Perpt. 4.		PFD CV	150870202	  619	15050	SH		SOLE		15050	0	0
Chesapeake Energy Corporation		COM	165167107	 1122	36325	SH		SOLE		36325	0	0
ChevronTexaco Corporation		COM	166764100	 2590	35020	SH		SOLE		35020	0	0
Chipotle Mexican Grill, Inc. C		CL B	169656204	 1760	30662	SH		SOLE		30662	0	0
Chunghwa Telecom Co., Ltd.	     SPON ADR	17133Q205	  720	36159	SH		SOLE		36159	0	0
Cisco Systems Inc.			COM	17275R102	 2202	86250	SH		SOLE		86250	0	0
CitiGroup				COM	172967101	 2468	48075	SH		SOLE		48075	0	0
Consolidated Communications Ho		COM	209034107	  416	20900	SH		SOLE		20900	0	0
Costco Wholesale Corporation		COM	22160K105	 1996	37075	SH		SOLE		37075	0	0
CVS/Caremark Corporation		COM	126650100	 2302	67425	SH		SOLE		67425	0	0
Devon Energy Corporation		COM	25179M103	 1461	21100	SH		SOLE		21100	0	0
Diageo PLC ADR			      SPON ADR	25243Q205	 1105	13650	SH		SOLE		13650	0	0
Disney (Walt) Co.			COM	254687106	 2123	61650	SH		SOLE		61650	0	0
Dominion Resources Inc.			COM	25746U109	  892	10050	SH		SOLE		10050	0	0
Domtar Corporation			COM	257559104	  560	60183	SH		SOLE		60183	0	0
Dow Chemical Company			COM	260543103	  835	18200	SH		SOLE		18200	0	0
Eagle Bulk Shipping, Inc.		COM	Y2187A101	  687	35450	SH		SOLE		35450	0	0
Eli Lilly & Co.				COM	532457108	  210	 3915	SH		SOLE		 3915	0	0
Energy Select Sector SPDR Fund	   SBI INT ENRG	81369Y506	  368	 6110	SH		SOLE		 6110	0	0
Energy Transfer Partners, L.P.		COM	29273R109	  542	 9300	SH		SOLE		 9300	0	0
ENI S.p.A.			      SPON ADR	26874R108	  429	 6625	SH		SOLE		 6625	0	0
Enterprise Products Partners L		COM	293792107	  765	24050	SH		SOLE		24050	0	0
Equity Residential		    SH BEN INT	29476L107	  617	12800	SH		SOLE		12800	0	0
Exxon Mobil Corporation			COM	30231G102	 1865	24724	SH		SOLE		24724	0	0
FelCor Lodging Trust Incorpora		COM	31430F101	  519	20000	SH		SOLE		20000	0	0
Financial Select Sector SPDR F	   SBI INT FINL	81369Y605	  435	12210	SH		SOLE		12210	0	0
First Energy Corp.			COM	337932107	  980	14800	SH		SOLE		14800	0	0
Fluor Corporation			COM	343412102	 2020	22510	SH		SOLE		22510	0	0
FPL Group, Inc.				COM	302571104	 1272	20788	SH		SOLE		20788	0	0
General Electric Co.			COM	369604103	 1922	54350	SH		SOLE		54350	0	0
GlaxoSmithKline PLC		     SPON ADR	37733W105	 2820	51025	SH		SOLE		51025	0	0
Hartford Financial Services Gr		COM	416515104	  557	 5825	SH		SOLE		 5825	0	0
Hiland Holdings GP, LP		   UNIT LP INT	43129M107	  309	10000	SH		SOLE		10000	0	0
HSBC Holdings		             SPON ADR	404280406	  825	 9400	SH		SOLE		 9400	0	0
Idearc, Inc.				COM	451663108	 2500	71237	SH		SOLE		71237	0	0
Inergy, L.P.		        UNIT LTD PTNR	456615103	  490	15000	SH		SOLE		15000	0	0
Intel Corp.				COM	458140100	 1601	83665	SH		SOLE		83665	0	0
iShares Dow Jones Transportati	 TRANS AVE IDX	464287192	 1496	17380	SH		SOLE		17380	0	0
iShares MSCI EAFE Index Fund	 MSCI EAFE IDX	464287465	22297  292385	SH		SOLE	       292385	0	0
iShares MSCI Emerging Markets 	 MSCI EMERG MKT	464287234	 4960	42575	SH		SOLE		42575	0	0
iShares MSCI Japan Index	  MSCI JAPAN	464286848	  856	58769	SH		SOLE		58769	0	0
iShares Russell Midcap Index F	RUSSELL MIDCAP	464287499	 6546	62818	SH		SOLE		62818	0	0
iSHR Nasdaq Biotechnology Inde	NASDQ BIO INDX	464287556	 1393	18385	SH		SOLE		18385	0	0
J.P. Morgan Chase & Co.			COM	46625H100	 2471	51065	SH		SOLE		51065	0	0
KBW Regional Banking ETF	 KBW REG BKG	86330E554	 1453	30185	SH		SOLE		30185	0	0
Kinder Morgan Management, LLC		SHS	49455U100	 1006	19639	SH		SOLE		19639	0	0
K-Sea Transportation Partners,		COM	48268Y101	  742	18500	SH		SOLE		18500	0	0
L-3 Communications Holdings, I		COM	502424104	 1843	21075	SH		SOLE		21075	0	0
Lafarge S.A.		             SPON ADR	505861401	  226	 5750	SH		SOLE		 5750	0	0
Lehman Bros. Hldgs Inc.			COM	524908100	 1701	24275	SH		SOLE		24275	0	0
Lowes Companies Inc.			COM	548661107	 1360	43200	SH		SOLE		43200	0	0
Macerich Company			COM	554382101	  603	 6525	SH		SOLE		 6525	0	0
Mack-Cali Realty Corporation		COM	554489104	  605	12700	SH		SOLE		12700	0	0
Macquarie Infrastructure Compa		COM	55607X108	 1045	26600	SH		SOLE		26600	0	0
Magellan Midstream Partners L.		COM	559080106	  861	18400	SH		SOLE		18400	0	0
McDonald's Corp.			COM	580135101	 2177	48319	SH		SOLE		48319	0	0
MeadWestvaco Corporation		COM	583334107 	  965	31300	SH		SOLE		31300	0	0
Medtronic Inc.				COM	585055106	  376	 7665	SH		SOLE		 7665	0	0
Merrill Lynch & Co. Inc.		COM	590188108	 1669	20440	SH		SOLE		20440	0	0
Microsoft Corp.				COM	594918104	 2188	78500	SH		SOLE		78500	0	0
Motorola, Inc.				COM	620076109  	 1632	92360	SH		SOLE		92360	0	0
Nasdaq Stock Market, Inc.		COM	631103108	 2352	79965	SH		SOLE		79965	0	0
Nice Systems, Ltd.		     SPON ADR	653656108	  954	28050	SH		SOLE		28050	0	0
Norsk Hydro ASA			     SPON ADR	656531605	  235	 7150	SH		SOLE		 7150	0	0
Oil Service Holders Trust	    DEPO RCPT	678002106	 1588	10900	SH		SOLE		10900	0	0
Omnicare Capital Trust II 4% P	     PFD B TR	68214Q200	  218	 4000	SH		SOLE		 4000	0	0
OSI Systems, Inc.			COM	671044105	  530	20050	SH		SOLE		20050	0	0
Penn West Energy Trust		     TR UNIT	707885109	  602	20480	SH		SOLE		20480	0	0
Pepsico, Inc.				COM	713448108	 2229	35075	SH		SOLE		35075	0	0
Plum Creek Timber Company Inc.		COM	729251108	  650	16500	SH		SOLE		16500	0	0
PPG Industries, Inc.			COM	693506107	  872	12400	SH		SOLE		12400	0	0
R.R. Donnelley & Sons Company		COM	257867101	 1000	27325	SH		SOLE		27325	0	0
Rayonier Inc.				COM	754907103	  839	19500	SH		SOLE		19500	0	0
Regional Bank HOLDRS Trust	     DEPO RCPT	75902E100	 1373	 8700	SH		SOLE		 8700	0	0
Royal Bank of Scotland Group P	     SPON ADR	780097788	  255	10500	SH		SOLE		10500	0	0
Sasol Limited			     SPON ADR	803866300	  662	20025	SH		SOLE		20025	0	0
Schering-Plough Corp. 6.00% MC	     PFD CV	806605606	  540	 9170	SH		SOLE		 9170	0	0
Schlumberger Ltd.			COM	806857108	 1647	23840	SH		SOLE		23840	0	0
Scottish Power PLC		     SPON ADR	81013T804	 1023	16300	SH		SOLE		16300	0	0
Seagate Technology			SHS	G7945J104	 1904	81725	SH		SOLE		81725	0	0
Sepracor, Inc.				COM	817315104	 1308	28045	SH		SOLE		28045	0	0
ServiceMaster Company			COM	81760N109	 1214	78900	SH		SOLE		78900	0	0
Southern Peru Copper Corporati		COM	84265V105	 1188	16575	SH		SOLE		16575	0	0
Taiwan Semiconductor Manufactu	     SPON ADR	874039100	  699	65000	SH		SOLE		65000	0	0
Telecom Corporation of New Zea	     SPON ADR	879278208	  707	26000	SH		SOLE		26000	0	0
Travelers Pty Casualty 4.5% Co	     NT CV JR	89420G307	  268	10500	SH		SOLE		10500	0	0
United Technologies Corp.		COM	913017109	 2119	32600	SH		SOLE		32600	0	0
Verizon Communications			COM	92343V104	 2789	73546	SH		SOLE		73546	0	0
Vulcan Materials Company		COM	929160109	 1794	15400	SH		SOLE		15400	0	0
Waste Management, Inc.			COM	94106L109	 1961	56985	SH		SOLE		56985	0	0
Weyerhaeuser Company			COM	962166104	 2038	27268	SH		SOLE		27268	0	0
Witness Systems, Inc.			COM	977424100	 1100	40825	SH		SOLE		40825	0	0

































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